UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

Oppenheimer SteelPath MLP Funds Trust
(Exact name of registrant as specified in charter)

6803 S. Tucson Way
Centennial, Colorado 80112-3924
 (Address of principal executive offices)(zip code)

Arthur S. Gabinet
OFI SteelPath, Inc.
Two World Financial Center
New York, New York 10281-1008
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Item 1.  Statements of Investments.

Oppenheimer SteelPath MLP Select 40 Fund
STATEMENT OF INVESTMENTS – As of 02/27/2015*
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 104.5%
Coal — 1.2%
Alliance Holdings GP LP	289,386	$15,207,234
Alliance Resource Partners LP	585,529	23,157,672
Total Coal		38,364,906

Diversified — 12.2%
Enterprise Products Partners LP	4,750,856	158,393,539
ONEOK Partners LP	1,862,742	77,843,988
Westlake Chemical Partners LP	132,500	3,536,425
Williams Partners LP	2,868,156	146,677,498
Total Diversified		386,451,450

Gathering/Processing — 21.4%
American Midstream Partners LP	46,475	851,887
Crestwood Midstream Partners LP	1,261,111	18,891,443
CSI Compressco Partners LP	775,414	13,313,858
DCP Midstream Partners LP	2,331,474	92,792,665
Enable Midstream Partners LP	764,875	13,767,750
EnLink Midstream Partners LP	2,078,893	55,839,066
Exterran Partners LP	1,303,680	30,532,186
MarkWest Energy Partners LP	1,818,946	118,140,543
Midcoast Energy Partners LP 1	1,339,510	20,561,478
Regency Energy Partners LP	3,836,391	93,569,576
Summit Midstream Partners LP	1,350,526	48,713,473
Targa Resources Partners LP	1,174,103	51,449,193
Western Gas Equity Partners LP	512,788	32,069,762
Western Gas Partners LP	1,282,838	89,259,868
Total Gathering/Processing		679,752,748

Marine — 5.1%
GasLog Partners LP 1	1,036,378	26,365,456
Golar LNG Partners LP	1,697,358	44,318,017
Seadrill Partners LLC	2,061,638	31,563,678
Teekay LNG Partners LP	1,651,238	61,178,368
Total Marine		163,425,519

Natural Gas Pipelines — 22.8%
Energy Transfer Equity LP	3,347,915	213,831,331
Energy Transfer Partners LP	2,330,907	138,642,348
EQT Midstream Partners LP	1,157,139	96,297,108
Rice Midstream Partners LP 1	1,998,014	29,570,607
Spectra Energy Partners LP	1,717,746	91,624,572
Tallgrass Energy Partners LP	1,664,488	79,579,171
TC Pipelines LP	1,166,326	76,954,190
Total Natural Gas Pipelines		726,499,327

Petroleum Transportation — 41.8%
Buckeye Partners LP	1,953,402	151,857,472
Delek Logistics Partners LP	457,743	19,124,503
Enbridge Energy Partners LP	2,495,401	97,794,765
Genesis Energy LP	1,780,915	81,922,090
Global Partners LP	1,164,595	46,292,651
Holly Energy Partners LP 1	3,402,282	113,125,877
Magellan Midstream Partners LP	1,676,339	137,795,066
Martin Midstream Partners LP	861,607	27,605,888
MPLX LP	298,850	24,565,470
NGL Energy Partners LP	1,335,870	40,770,752
NuStar Energy LP	813,329	51,272,260
NuStar GP Holdings LLC	1,681,187	61,329,702

Description	Shares	Value

Petroleum Transportation — 41.8% (continued)
PBF Logistics LP	741,285	$18,117,005
Plains All American Pipeline LP	2,493,544	124,402,910
Shell Midstream Partners LP	80,369	3,139,213
Sprague Resources LP	99,300	2,418,948
Sunoco LP 1	2,086,508	107,622,083
Sunoco Logistics Partners LP	2,615,324	115,649,627
Tesoro Logistics LP	1,458,831	83,766,076
TransMontaigne Partners LP	670,254	23,854,340
Total Petroleum Transportation		1,332,426,698

Total Master Limited Partnership Shares (identified cost $2,369,088,935)		3,326,920,648

Common Stock — 5.4%
Diversified — 3.5%
Abengoa Yield PLC	266,016	8,722,665
ONEOK, Inc.	659,164	29,174,598
Williams Cos., Inc.	1,517,850	74,435,364
Total Diversified		112,332,627

Gathering/Processing — 0.4%
Targa Resources Corp.	113,126	11,265,087

Marine — 1.5%
Dorian LPG, Ltd. [2]	242,090	2,972,865
GasLog, Ltd.	1,842,911	36,471,209
Teekay Offshore Partners LP	447,825	9,825,281
Total Marine		49,269,355

Total Common Stock (identified cost $193,481,863)		172,867,069

Short-Term Investment — 1.2%
Money Market — 1.2%
Fidelity Treasury Portfolio , 0.010% [3]	39,442,968	39,442,968

Total Short-Term Investment (identified cost $39,442,968)		39,442,968

Total Investments — 111.1% (identified cost $2,602,013,766)		3,539,230,685

Liabilities In Excess of Other Assets — (11.1)%		(353,854,510)

Net Assets -— 100.0%		$3,185,376,175

LLC- Limited Liability Company

LP – Limited Partnership

*	February 27, 2015 and November 28, 2014 represent the last business days of the Fund’s reporting periods. See accompanying notes.

1.
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 27, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	28-Nov-14*	Additions	Reductions	27-Feb-15*
GasLog Partners LP	1,036,378	—	—	1,036,378
Holly Energy Partners LP	2,140,553	1,261,729	—	3,402,282
Midcoast Energy Partners LP	1,339,510	—	—	1,339,510
Rice Midstream Partners LP	—	1,998,014	—	1,998,014
Sunoco LP	2,086,508	—	—	2,086,508
			Realized
	Value	Distributions	Gain/(Loss)
GasLog Partners LP	$26,365,456	$450,306	$—
Holly Energy Partners LP	113,125,877	1,134,493	—
Midcoast Energy Partners LP	20,561,478	458,782	—
Rice Midstream Partners LP	29,570,607	40,759	—
Sunoco LP	107,622,083	1,251,905	—

2.  Non-income producing.

3.  Variable rate security; the coupon rate represents the rate at February 27, 2015.

Oppenheimer SteelPath MLP Alpha Fund
STATEMENT OF INVESTMENTS – As of 02/27/2015*
(Unaudited)

Description	Shares	Value
Master Limited Partnership Shares — 99.2%
Diversified — 10.4%
Enterprise Products Partners LP	12,753,001	$425,185,053
ONEOK Partners LP	2,347,789	98,114,102
Total Diversified		523,299,155

Gathering/Processing — 22.9%
Atlas Pipeline Partners LP	281,008	7,483,243
DCP Midstream Partners LP	3,836,639	152,698,232
MarkWest Energy Partners LP	3,114,774	202,304,571
Regency Energy Partners LP	11,129,200	271,441,188
Summit Midstream Partners LP	1,187,221	42,823,062
Targa Resources Partners LP	3,478,027	152,407,143
Western Gas Partners LP	1,151,085	80,092,494
Williams Partners LP	4,775,268	244,207,206
Total Gathering/Processing		1,153,457,139

Marine — 2.3%
Seadrill Partners LLC [1]	7,448,374	114,034,606

Natural Gas Pipelines — 23.6%
Energy Transfer Equity LP	5,959,908	380,659,324
Energy Transfer Partners LP	2,573,371	153,064,107
EQT Midstream Partners LP	1,962,533	163,321,997
Spectra Energy Partners LP	1,928,489	102,865,603
Tallgrass Energy Partners LP	2,822,300	134,934,163
TC Pipelines LP 1	3,852,545	254,190,919
Total Natural Gas Pipelines		1,189,036,113

Petroleum Transportation — 40.0%
Buckeye Partners LP	3,220,296	250,345,811
Genesis Energy LP	2,881,877	132,566,342
Holly Energy Partners LP	1,401,931	46,614,206
Magellan Midstream Partners LP	4,853,169	398,930,492
NGL Energy Partners LP 1	4,702,783	143,528,937
NuStar Energy LP	246,365	15,530,850
NuStar GP Holdings LLC [1]	2,532,258	92,376,772
Plains All American Pipeline LP	6,989,597	348,710,994
Shell Midstream Partners LP	1,333,659	52,092,720
Sunoco Logistics Partners LP	7,773,794	343,757,171
Tesoro Logistics LP	2,387,867	137,111,323
TransMontaigne Partners LP 1	1,386,234	49,336,068
Total Petroleum Transportation		2,010,901,686

Total Master Limited Partnership Shares (identified cost $4,089,792,044)		4,990,728,699

Common Stock — 6.6%
Diversified — 5.5%
ONEOK, Inc.	2,552,908	112,991,708
Williams Cos., Inc.	3,305,536	162,103,485
Total Diversified		275,095,193

Gathering/Processing — 1.1%
Targa Resources Corp.	565,639	56,326,332

Total Common Stock (identified cost $376,598,559)		331,421,525

Total Investments — 105.8% (identified cost $4,466,390,603)		5,322,150,224

Liabilities In Excess of Other Assets — (5.8)%		(291,611,188)

Net Assets -— 100.0%		$5,030,539,036

*	February 27, 2015 and November 28, 2014 represent the last business days of the Fund’s reporting periods. See accompanying notes.

LLC- Limited Liability Company

LP – Limited Partnership

1.	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 27, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	28-Nov-14*	Additions	Reductions	27-Feb-15*
NGL Energy Partners LP	4,702,783	—	—	4,702,783
Nustar GP Holdings LLC	2,524,858	7,400	—	2,532,258
Seadrill Partners LLC	7,335,129	113,245	—	7,448,374
Shell Midstream Partners LP [i]	4,412,311	—	(3,078,652)	1,333,659
TC Pipelines LP	3,888,829	—	(36,284)	3,852,545
TransMontaigne Partners LP	1,386,234	—	—	1,386,234

			Realized
	Value	Distributions	Gain/(Loss)
NGL Energy Partners LP	$143,528,937	$2,903,969	$—
Nustar GP Holdings LLC	92,376,772	1,380,081	—
Seadrill Partners LLC	114,034,606	4,226,952	—
Shell Midstream Partners LP [i]	52,092,721	418,582	20,742,172
TC Pipelines LP	254,190,919	3,236,138	1,012,842
TransMontaigne Partners LP	49,336,068	921,846	—

i   An affiliate as of November 28, 2014, Is not an affiliate as of February 27, 2015.

Oppenheimer SteelPath MLP Income Fund
STATEMENT OF INVESTMENTS – As of 02/27/2015*
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 100.7%
Coal — 0.1%
Foresight Energy LP	378,580	$6,379,073

Diversified — 10.7%
ONEOK Partners LP	3,100,996	129,590,623
Williams Partners LP	7,183,337	367,355,854
Total Diversified		496,946,477

Gathering/Processing — 25.1%
American Midstream Partners LP 1	2,069,330	37,930,819
Crestwood Midstream Partners LP 1	12,212,557	182,944,104
CSI Compressco Partners LP 1	1,668,990	28,656,558
DCP Midstream Partners LP	1,871,735	74,495,053
EnLink Midstream Partners LP	5,747,331	154,373,311
Exterran Partners LP 1	5,163,704	120,933,948
Midcoast Energy Partners LP 1	3,100,729	47,596,190
Regency Energy Partners LP	13,377,235	326,270,761
Southcross Energy Partners LP 1	2,414,581	30,592,741
Targa Resources Partners LP	2,165,257	94,881,562
USA Compression Partners LP 1	3,429,769	66,949,091
Total Gathering/Processing		1,165,624,138

Marine — 9.1%
Dynagas LNG Partners LP	792,184	15,827,836
GasLog Partners LP	499,041	12,695,603
Golar LNG Partners LP	1,845,841	48,194,909
Hoegh LNG Partners LP	508,252	11,410,257
KNOT Offshore Partners LP 1	1,053,652	23,654,487
Seadrill Partners LLC	3,038,663	46,521,931
Teekay LNG Partners LP 1	5,912,154	219,045,306
Teekay Offshore Partners LP	1,911,030	41,927,998
Total Marine		419,278,327

Natural Gas Pipelines — 17.4%
CrossAmerica Partners LP 1	1,545,416	52,945,952
Energy Transfer Equity LP	1,546,332	98,764,225
Energy Transfer Partners LP	6,780,091	403,279,813
TC Pipelines LP 1	3,821,552	252,146,001
Total Natural Gas Pipelines		807,135,991

Petroleum Transportation — 31.2%
Arc Logistics Partners LP 1	1,605,368	29,699,308
Buckeye Partners LP	2,567,808	199,621,394
Enbridge Energy Partners LP	10,595,998	415,257,162
Global Partners LP 1	1,955,665	77,737,684
Holly Energy Partners LP	1,483,057	49,311,645
Martin Midstream Partners LP 1	3,523,563	112,894,958
NGL Energy Partners LP	3,177,844	96,987,799
NuStar Energy LP 1	6,208,932	391,411,073
Sprague Resources LP 1	1,530,958	37,294,137
TransMontaigne Partners LP	560,614	19,952,252
USD Partners LP 1	665,975	8,797,530
World Point Terminals LP	399,798	7,987,964
Total Petroleum Transportation		1,446,952,906

Propane — 7.1%
Amerigas Partners LP	2,356,621	116,016,452
Ferrellgas Partners LP	4,036,940	102,538,276

Description	Shares	Value

Propane — 7.1% (continued)
Suburban Propane Partners LP	2,512,889	$110,918,920
Total Propane		329,473,648

Total Master Limited Partnership Shares (identified cost $4,093,144,732)		4,671,790,560

Common Stock — 2.3%
Diversified — 0.8%
Abengoa Yield PLC	1,206,213	39,551,724

Petroleum Transportation — 1.5%
Enbridge Energy Management LLC [2]	1,834,085	68,374,702

Total Common Stock (identified cost $81,000,941)		107,926,426

Preferred Stock — 0.4%
Marine — 0.4%
Teekay Offshore Partners, 7.25%	766,550	17,553,995

Total Preferred Stock (identified cost $19,163,750)		17,553,995

Short-Term Investment — 1.6%
Money Market — 1.6%
Fidelity Treasury Portfolio , 0.010%[3]	73,052,665	73,052,665

Total Short-Term Investment (identified cost $73,052,665)		73,052,665

Total Investments — 105.0% (identified cost $4,266,362,088)		4,870,323,646

Liabilities In Excess of Other Assets — (5.0)%		(231,747,647)

Net Assets -— 100.0%		$4,638,575,999

LLC — Limited Liability Company
LP — Limited Partnership

*	February 27, 2015 and November 28, 2014 represent the last business days of the Fund’s reporting periods. See accompanying notes.

1.	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 27, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	28-Nov-14*	Additions	Reductions	27-Feb-15*
American Midstream Partners LP	1,170,862	898,468	—	2,069,330
Arc Logistic Partners LP	1,605,368	—	—	1,605,368
CSI Compressco Partners LP	1,668,990	—	—	1,668,990
Crestwood Midstream Partners LP	12,195,607	16,950	—	12,212,557
CrossAmerica Partners LP	1,545,416	—	—	1,545,416
Exterran Partners LP	5,163,704	—	—	5,163,704
Global Partners LP	1,855,665	100,000	—	1,955,665
KNOT Offshore Partners LP	1,005,136	48,516	—	1,053,652
Martin Midstream Partners LP	3,523,563	—	—	3,523,563
Midcoast Energy Partners LP	3,100,729	—	—	3,100,729
Nustar Energy LP	6,066,052	142,880	—	6,208,932
Southcross Energy Partners LP	2,414,581	—	—	2,414,581
Sprague Resources LP	1,530,958	—	—	1,530,958
TC Pipelines LP	3,821,552	—	—	3,821,552
Teekay LNG Partners LP	5,135,083	777,071	—	5,912,154
USA Compression Partners LP	3,429,769	—	—	3,429,769
USD Partners LP	603,060	62,915	—	665,975

			Realized
	Value	Distributions	Gain/(Loss)
American Midstream Partners LP	$37,930,819	$977,758	$—
Arc Logistic Partners LP	29,699,308	658,201	—
CSI Compressco Partners LP	28,656,558	809,460	—
Creastwood Midstream Partners LP	182,944,104	5,007,148	—
CrossAmerica Partners LP	52,945,952	—	—
Exterran Partners LP	120,933,948	2,878,765	—
Global Partners LP	77,737,684	1,300,517	—
KNOT Offshore Partners LP	23,654,487	516,289	—
Martin Midstream Partners LP	112,894,958	2,862,895	—
Midcoast Energy Partners LP	47,596,190	4,062,000	—
Nustar Energy LP	391,411,073	6,798,781	—
Southcross Energy Partners LP	30,592,741	965,832	—
Sprague Resources LP	37,294,137	700,413	—
TC Pipelines LP	252,146,001	3,210,104	—
Teekay LNG Partners LP	219,045,306	3,924,308	—
USA Compression Partners LP	66,949,091	1,749,182	—
USD Partners LP	8,797,530	162,331	—

2.   Non-income producing.

3.   Variable rate security; the coupon rate represents the rate at February 27, 2015.

Oppenheimer SteelPath MLP Alpha Plus Fund
STATEMENT OF INVESTMENTS – As of 02/27/2015*
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 128.0%
Diversified — 19.6%
Enterprise Products Partners LP 1	1,196,954	$39,906,447
ONEOK Partners LP 1	222,529	9,299,487
Williams Partners LP 1	453,624	23,198,331
Total Diversified		72,404,265

Gathering/Processing — 23.4%
Atlas Pipeline Partners LP 1	26,590	708,092
DCP Midstream Partners LP 1	370,435	14,743,313
MarkWest Energy Partners LP 1	294,492	19,127,255
Regency Energy Partners LP 1	1,052,698	25,675,304
Summit Midstream Partners LP 1	112,392	4,053,980
Targa Resources Partners LP 1	330,782	14,494,867
Western Gas Partners LP 1	109,512	7,619,845
Total Gathering/Processing		86,422,656

Marine — 2.9%
Seadrill Partners LLC [1]	704,804	10,790,549

Natural Gas Pipelines — 30.6%
Energy Transfer Equity LP 1	564,646	36,063,940
Energy Transfer Partners LP 1	243,739	14,497,596
EQT Midstream Partners LP 1	185,705	15,454,370
Spectra Energy Partners LP 1	182,607	9,740,257
Tallgrass Energy Partners LP 1	267,000	12,765,270
TC Pipelines LP 1	368,435	24,309,341
Total Natural Gas Pipelines		112,830,774

Petroleum Transportation — 51.5%
Buckeye Partners LP 1	304,493	23,671,286
Genesis Energy LP 1	270,607	12,447,922
Holly Energy Partners LP 1	139,006	4,621,950
Magellan Midstream Partners LP 1	457,794	37,630,667
NGL Energy Partners LP 1	445,308	13,590,800
NuStar Energy LP 1	23,185	1,461,582
NuStar GP Holdings LLC [1]	239,615	8,741,155
Plains All American Pipeline LP 1	662,898	33,071,981
Shell Midstream Partners LP	126,424	4,938,122
Sunoco Logistics Partners LP 1	732,169	32,376,513
Tesoro Logistics LP 1	225,952	12,974,164
TransMontaigne Partners LP 1	131,173	4,668,447
Total Petroleum Transportation		190,194,589

Total Master Limited Partnership Shares (identified cost $427,065,125)		472,642,833

Common Stock — 8.4%
Diversified — 7.0%
ONEOK, Inc. [1]	241,763	10,700,431
Williams Cos., Inc. [1]	309,608	15,183,176
Total Diversified		25,883,607

Gathering/Processing — 1.4%
Targa Resources Corp. [1]	53,055	5,283,217

Total Common Stock (identified cost $35,966,294)		31,166,824

Description	Shares	Value

Short-Term Investment — 0.1%
Money Market — 0.1%
Fidelity Treasury Portfolio , 0.010% [2]	359,146	$359,146

Total Short-Term Investment (identified cost $359,146)		359,146

Total Investments — 136.5% (identified cost $463,390,565)		504,168,803

Liabilities In Excess of Other Assets — (36.5)%		(134,779,568)

Net Assets -— 100.0%		$369,389,235

*	February 27, 2015 represents the last business day of the Fund’s reporting period. See accompanying notes.

LLC — Limited Liability Company

LP — Limited Partnership

1.	As of February 27, 2015, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $258,479,761 as of February 27, 2015. The loan agreement requires continuous collateral whether the loan has a balance or not.

2.	Variable rate security; the coupon rate represents the rate at February 27, 2015.

Oppenheimer SteelPath MLP Funds Trust
STATEMENTS OF INVESTMENTS February 27, 2015 (Unaudited)*

Notes to Statements of Investments

Quarterly and Annual Periods.  The last day of the Funds’ reporting period was the last day the New York Stock Exchange was open for trading.  The Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculation used for shareholders transactions

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Funds’ portfolios may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Funds, as limited partners, normally would not be liable for the debts of the MLP beyond the amounts the Funds have contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Funds sell their investment in the MLP.

Concentration Risk. Under normal circumstances, the Funds invest at least 80% of their net assets in the equity securities of MLPs. MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, is dependent upon the amount of cash generated by the MLP’s operations.

Securities Valuation

The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Funds’ Board of Trustees (the “Board”) has adopted procedures for the valuation of the Funds’ securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Adviser. The Adviser has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Funds' Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

*  February 27, 2015 represents the last business day of the Funds’ reporting period.

Valuation Methods and Inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Funds’ assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Funds’ Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Funds are assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Funds’ investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Oppenheimer SteelPath MLP Select 40 Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$3,326,920,648	$-	$-	$3,326,920,648
Common Stocks	172,867,069	-	-	172,867,069
Short-Term Investment	39,442,968	-	-	39,442,968
Total	$3,539,230,685	$-	$-	$3,539,230,685

Oppenheimer SteelPath MLP Alpha Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$4,990,728,699	$-	$-	$4,990,728,699
Common Stocks	331,421,525	-	-	331,421,525
Total	$5,322,150,224	$-	$-	$5,322,150,224

Oppenheimer SteelPath MLP Income Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$4,671,790,560	$-	$-	$4,671,790,560
Common Stocks	107,926,426	-	-	107,926,426
Preferred Stock	17,553,995			17,553,995
Short-Term Investment	73,052,665	-	-	73,052,665
Total	$4,870,323,646	$-	$-	$4,870,323,646

Oppenheimer SteelPath MLP Alpha Plus Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$472,642,833	$-	$-	$472,642,833
Common Stocks	31,166,824	-	-	31,166,824
Short-Term Investment	359,146	-	-	359,146
Total	$504,168,803	$-	$-	$504,168,803

The Funds did not hold any Level 3 securities during the period ended February 27, 2015.

*	For a detailed break-out of securities by major industry classification, please refer to the Statements of Investments.

There have been no significant changes to the fair valuation methodologies of the Funds during the period.

There have been no transfers between pricing levels for any of the Funds.

Return of Capital Estimates - Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended February 27, 2015, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

Federal Tax Information – At February 27, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Oppenheimer	Oppenheimer
	SteelPath MLP	SteelPath MLP
	Select 40	Alpha

Cost of Investments	$2,240,369,982	$4,023,749,540

Gross Unrealized Appreciation	$1,396,960,957	$1,547,613,754
Gross Unrealized Depreciation	(98,100,254)	(249,213,070)

Net Unrealized Appreciation (Depreciation) on Investments	$1,298,860,703	$1,298,400,684

	Oppenheimer	Oppenheimer
	SteelPath MLP	SteelPath MLP
	Income	Alpha Plus

Cost of Investments	$3,709,854,444	$420,922,737

Gross Unrealized Appreciation	$1,345,476,355	$111,799,912
Gross Unrealized Depreciation	(185,007,153)	(28,553,846)

Net Unrealized Appreciation (Depreciation) on Investments	$1,160,469,202	$83,246,066

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures.

a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)) as of 8/29/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s first fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Funds Trust

/s/ Arthur P. Steinmetz
By: Arthur P. Steinmetz
Principal Executive Officer
Date: April 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Arthur P. Steinmetz
By: Arthur P. Steinmetz
Principal Executive Officer
Date: April 10, 2015

/s/ Brian W. Wixted
By: Brian W. Wixted
Principal Financial Officer
Date: April 10, 2015